PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, plant and equipment [abstract]
Expense related to short-term leases, low value asset leases and variable lease still recognized as operating expenses	€ 5	€ 6